Provision for Income Taxes - Schedule of Significant Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Components of Provision for Income Taxes [Abstract]
Income tax expenses	$ 43,567	$ 131,232	$ 127,319
Deferred expenses (benefit)	549	(734)	(87)
Income taxes	$ 44,116	$ 130,498	$ 127,232